Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Liabilities Abstract
Professional services	$ 114	$ 73
Tax accruals	344	6
Agent Fees	12	11
Other	249	22
Total accrued expenses and other liabilities	$ 719	$ 112